CREDIT QUALITY OF FINANCING RECEIVABLES AND ALLOWANCE FOR CREDIT LOSSES (Details 2) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Impaired Financing Receivable, Gross Amount	$ 30,868	$ 20,890
Impaired Financing Receivable, Allowance For Credit Losses	8,422	5,544
Impaired Financing Receivable, Total Carrying Amount	22,446	15,346
Accounts Receivable [Member]
Impaired Financing Receivable, Gross Amount	19,371	10,327
Impaired Financing Receivable, Allowance For Credit Losses	7,895	4,830
Impaired Financing Receivable, Total Carrying Amount	11,476	5,497
Class Of Financing Receivable [Member]
Impaired Financing Receivable, Gross Amount	11,497	10,563
Impaired Financing Receivable, Allowance For Credit Losses	527	714
Impaired Financing Receivable, Total Carrying Amount	$ 10,970	$ 9,849